Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	5,494.86
Total Transaction Valuation	39,789,000
Total Offset Amount	0
Net Fee	$ 5,494.86